INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories	Inventories

	Gold		Copper
	As at December 31, 2023	As at December 31, 2022	As at December 31, 2023	As at December 31, 2022
Raw materials
Ore in stockpiles	$2,780	$2,809	$176	$150
Ore on leach pads	575	641	—	—
Mine operating supplies	668	704	43	59
Work in process	148	138	—	—
Finished products	119	89	11	10
	$4,290	$4,381	$230	$219
Non-current ore in stockpiles and on leach pads[1]	(2,616)	(2,669)	(122)	(150)
	$1,674	$1,712	$108	$69
[1]Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2023	2022
Cortez	$53	$10
Carlin	11	33
Tongon	2	—
Phoenix	1	—
Long Canyon	1	—
Veladero	—	42
Lumwana	—	19
Inventory impairment charges	$68	$104

Ore in Stockpiles	As at December 31, 2023	As at December 31, 2022
Gold
Carlin	$1,073	$1,129
Pueblo Viejo	785	712
Turquoise Ridge	330	354
Loulo-Gounkoto	153	175
North Mara	137	165
Cortez	123	104
Phoenix	87	78
Veladero	50	40
Tongon	41	20
Bulyanhulu	1	2
Porgera	—	30
Copper
Lumwana	176	150
	$2,956	$2,959

Ore on Leach pads	As at December 31, 2023	As at December 31, 2022
Gold
Veladero	$193	$238
Carlin	191	196
Cortez	130	112
Turquoise Ridge	35	37
Long Canyon	17	32
Phoenix	9	26
	$575	$641
Purchase Commitments
At December 31, 2023, we had purchase obligations for supplies and consumables of approximately $1,827 million (2022: $1,753 million).